Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

18. Income Taxes

The Company has net operating losses carried forward of $23,415,133 available to offset taxable income in future years which expire beginning in fiscal 2025.

The Company is subject to United States federal and state income taxes at a rate of 21% in 2021 (2020 - 21%). The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2021	2020
Benefit at statutory rate	$(430,616)	$(741,990)
Permanent differences and other	(70,637)	(86,216)
Valuation allowance change	501,252	828,206
Income tax provision	$–	$–

The significant components of deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	2021	2020
Net operating losses carried forward	$4,917,178	$4,486,562
Oil and gas properties	77,556	77,556
Stock compensation expense	1,299,471	1,228,834
Other	233	233
Total deferred income tax assets	6,294,437	5,793,185
Valuation allowance	(6,294,437)	(5,793,185)
Net deferred income tax asset	$–	$–